Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– 99.6%
Aerospace & Defense – 1.6%
Axon Enterprise Inc*	62,146	$8,559,369
L3Harris Technologies Inc	27,794	6,905,975
		15,465,344
Air Freight & Logistics – 0.8%
United Parcel Service Inc	34,733	7,448,839
Auto Components – 0.5%
Gentex Corp	182,605	5,326,588
Banks – 0.3%
Webster Financial Corp	46,399	2,603,912
Biotechnology – 7.2%
AbbVie Inc	257,668	41,770,559
Alnylam Pharmaceuticals Inc*	92,341	15,078,362
Amgen Inc	21,898	5,295,374
Natera Inc*	49,857	2,028,183
United Therapeutics Corp*	25,699	4,610,658
Vertex Pharmaceuticals Inc*	10,762	2,808,559
		71,591,695
Capital Markets – 1.6%
MSCI Inc	4,475	2,250,388
S&P Global Inc	9,541	3,913,527
Tradeweb Markets Inc	104,594	9,190,675
		15,354,590
Commercial Services & Supplies – 1.9%
Copart Inc*	76,938	9,653,411
Waste Management Inc	60,476	9,585,446
		19,238,857
Communications Equipment – 2.4%
Arista Networks Inc*	156,046	21,687,273
Motorola Solutions Inc	7,855	1,902,481
		23,589,754
Diversified Consumer Services – 0.2%
Grand Canyon Education Inc*	23,744	2,305,780
Diversified Telecommunication Services – 0.8%
Lumen Technologies Inc	676,306	7,621,969
Electric Utilities – 4.6%
FirstEnergy Corp	474,889	21,778,410
Southern Co	94,403	6,845,162
Xcel Energy Inc	234,895	16,952,372
		45,575,944
Entertainment – 2.0%
Liberty Media Corp-Liberty Formula One*	276,469	19,308,595
Equity Real Estate Investment Trusts (REITs) – 7.7%
American Homes 4 Rent LP	203,759	8,156,473
American Tower Corp	12,015	3,018,408
CubeSmart	294,580	15,326,997
Equity Residential	22,643	2,036,059
Essex Property Trust Inc	8,337	2,880,267
Healthpeak Properties Inc	101,284	3,477,080
Life Storage Inc	100,710	14,142,705
Mid-America Apartment Communities Inc	100,357	21,019,774
Welltower Inc	68,119	6,548,961
		76,606,724
Food & Staples Retailing – 5.3%
Costco Wholesale Corp	42,631	24,549,061
Kroger Co	480,413	27,561,294
		52,110,355
Food Products – 2.1%
Archer-Daniels-Midland Co	196,764	17,759,919
Hershey Co	15,226	3,298,408
		21,058,327
Health Care Equipment & Supplies – 9.1%
Danaher Corp	29,886	8,766,460
ResMed Inc	110,196	26,723,632
STERIS PLC	79,709	19,271,245
West Pharmaceutical Services Inc	86,520	35,534,629
		90,295,966
Health Care Providers & Services – 0.6%
Guardant Health Inc*	91,194	6,040,691

Shares		Value
Common Stocks– (continued)
Hotels, Restaurants & Leisure – 2.9%
Domino's Pizza Inc	58,320	$23,736,823
Royal Caribbean Cruises Ltd*	61,004	5,110,915
		28,847,738
Household Durables – 2.2%
Garmin Ltd	183,202	21,729,589
Information Technology Services – 0.8%
International Business Machines Corp	18,308	2,380,406
PayPal Holdings Inc*	34,947	4,041,621
Switch Inc	59,806	1,843,221
		8,265,248
Insurance – 5.4%
Aon PLC - Class A	14,041	4,572,171
Assurant Inc	30,704	5,582,908
Assured Guaranty Ltd	36,735	2,338,550
Marsh & McLennan Cos Inc	15,300	2,607,426
Progressive Corp/The	337,954	38,523,376
		53,624,431
Interactive Media & Services – 1.7%
Alphabet Inc - Class A*	1,633	4,541,945
Alphabet Inc - Class C*	1,523	4,253,724
Twitter Inc*	207,773	8,038,737
		16,834,406
Internet & Direct Marketing Retail – 1.8%
Amazon.com Inc*	4,430	14,441,578
eBay Inc	50,558	2,894,951
		17,336,529
Life Sciences Tools & Services – 4.8%
10X Genomics Inc - Class A*	25,109	1,910,042
Agilent Technologies Inc	24,309	3,216,810
Avantor Inc*	156,010	5,276,258
Bio-Rad Laboratories Inc*	14,874	8,377,483
QIAGEN NV*	280,216	13,730,584
Thermo Fisher Scientific Inc	3,833	2,263,961
Waters Corp*	40,848	12,678,811
		47,453,949
Machinery – 1.1%
IDEX Corp	11,085	2,125,327
Toro Co	99,747	8,527,371
		10,652,698
Metals & Mining – 0.3%
Southern Copper Corp	32,811	2,490,355
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
New Residential Investment Corp	225,474	2,475,704
Multiline Retail – 0.3%
Target Corp	12,179	2,584,627
Multi-Utilities – 0.9%
Dominion Energy Inc	103,523	8,796,349
Oil, Gas & Consumable Fuels – 0.7%
Hess Corp	69,415	7,430,182
Professional Services – 0.3%
FTI Consulting Inc*	17,520	2,754,494
Road & Rail – 2.1%
JB Hunt Transport Services Inc	61,982	12,445,366
Old Dominion Freight Line Inc	27,321	8,160,236
		20,605,602
Semiconductor & Semiconductor Equipment – 2.0%
Qualcomm Inc	128,030	19,565,545
Software – 13.4%
Adobe Inc*	7,938	3,616,712
Atlassian Corp PLC - Class A*	7,406	2,176,105
Ceridian HCM Holding Inc*	94,260	6,443,614
Citrix Systems Inc	162,458	16,392,012
Five9 Inc*	26,020	2,872,608
Mandiant Inc*	377,314	8,417,875
Microsoft Corp	95,253	29,367,452
NortonLifeLock Inc	676,245	17,934,017
Oracle Corp	181,680	15,030,386
ServiceNow Inc*	3,964	2,207,512
Zoom Video Communications Inc*	78,620	9,216,623
Zscaler Inc*	77,562	18,714,159
		132,389,075
Technology Hardware, Storage & Peripherals – 4.1%
Apple Inc	211,077	36,856,155

Shares		Value
Common Stocks– (continued)
Technology Hardware, Storage & Peripherals– (continued)
HP Inc	105,120	$3,815,856
		40,672,011
Trading Companies & Distributors – 1.4%
Fastenal Co	238,394	14,160,604
Wireless Telecommunication Services – 4.5%
T-Mobile US Inc*	348,096	44,674,134
Total Common Stocks (cost $899,198,387)		984,887,200
Investment Companies– 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $3,624,028)	3,623,666	3,624,028
Total Investments (total cost $902,822,415) – 100.0%		988,511,228
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(193,762)
Net Assets – 100%		$988,317,466

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$970,114,184	98.1%
Germany	13,730,584	1.4
Peru	2,490,355	0.3
Australia	2,176,105	0.2

Total	$988,511,228	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$2,408	$-	$-	$3,624,028
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	11,405∆	-	-	-
Total Affiliated Investments - 0.4%	$13,813	$-	$-	$3,624,028

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	2,040,175	89,070,885	(87,487,032)	3,624,028
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	3,214,787	37,690,247	(40,905,034)	-

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$984,887,200	$-	$-
Investment Companies	-	3,624,028	-
Total Assets	$984,887,200	$3,624,028	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s/Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:

 The Board of Trustees approved a restructuring of the Fund that will result in Janus Henderson Investors US LLC serving as the sole investment adviser of the Fund and Ashwin Alankar serving as portfolio manager of the Fund, effective on or about June 10, 2022. The restructuring will result in changing the Fund's name to Janus Henderson Adaptive Risk Managed U.S. Equity Fund and changing the Fund's principal investment strategies, among other things; however, the Fund's investment objective will not change. Intech Investment Management LLC will continue to serve as subadviser to the Fund in the interim.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70297 05-22